EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES	12 Months Ended
Dec. 31, 2011
EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES [Abstract]
EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES
11.           EQUITY IN NET ASSETS OF NON-CONSOLIDATED INVESTEES

At December 31, 2011, the Company has the following participation in investments that are recorded using the equity method:

	2011	2010
Bluewater Gandria NV ("Bluewater Gandria")	50%	50%
Egyptian Company for Gas Services S.A.E ("ECGS")	50%	50%
Golar Wilhelmsen Management AS ("Golar Wilhelmsen")	60%	60%

The carrying amounts of the Company's investments in its equity method investments as at December 31, 2011 and 2010 are as follows:

(in thousands of $)	2011	2010
Bluewater Gandria	17,143	18,648
ECGS	5,294	1,574
Golar Wilhelmsen	92	54
Equity in net assets of non-consolidated investees	22,529	20,276

The components of equity in net assets of non-consolidated investees are as follows:

(in thousands of $)	2011	2010
Cost	28,868	24,715
Equity in net earnings of investees	(6,339)	(4,439)
Equity in net assets of non-consolidated investees	22,529	20,276

Quoted market prices for ECGS, Bluewater Gandria and Golar Wilhelmsen are not available because these companies are not publicly traded.

Bluewater Gandria

In July 2008, the Company acquired a 50% interest in the voting rights of Bluewater Gandria for an initial equity sum of $22.0 million.  Bluewater Gandria is an incorporated unlisted company, which owns a LNG carrier, which has been formed for the purposes of pursuing opportunities to develop offshore LNG FSRU projects.  Bluewater Gandria is jointly owned and operated together with a third party.  Accordingly, the Company has adopted the equity method of accounting for its 50% investment in Bluewater Gandria, as it considers it has joint significant influence. In January 2012, Bluewater Gandria became a wholly owned subsidiary of the Company pursuant to the purchase of the remaining 50% equity interest by the Company (see note 32).

ECGS

In December 2005, the Company entered into an agreement with The Egyptian Natural Gas Holding Company, or EGAS, and HK Petroleum Services to establish a jointly owned company ECGS, to develop hydrocarbon businesses in Egypt and in particular LNG related businesses.  In March 2006, the Company acquired 0.5 million common shares in ECGS at a subscription price of $1 per share.  This represents a 50% interest in the voting rights of ECGS. ECGS is an incorporated unlisted company, which has been set up to develop hydrocarbon business and in particular LNG related business in Egypt. ECGS is jointly owned and operated together with other third parties.  Therefore the Company has adopted the equity method of accounting for its 50% investment in ECGS, as it considers it has joint significant influence.  In December 2011, ECGS called up its remaining share capital amounting to $7.5 million.  Of this, the Company paid $3.75 million to maintain its 50% equity interest.

Golar Wilhelmsen

During 2010 Golar Management Ltd and Wilhelmsen Ship Management AS ("WSM") incorporated a Norwegian private limited company with the name "Golar Wilhelmsen Management AS" or Golar Wilhelmsen. The purpose is to build an organization specialized in the technical management of gas carriers. The company's focus shall be LNG carriers, FSRUs, floating LNG terminals and other gas carrying vessels which will initially include Golar's fleet of vessels and eventually vessels from third parties. WSM has for some time served as the technical manager for the Company's vessels. In September 2010, the Company entered into new ship management agreements with Golar Wilhelmsen for its fleet, cancelling its previous arrangements.

Both the Company and WSM have joint control over the operational and financial policies of Golar Wilhelmsen. Accordingly, the Company has adopted the equity method of accounting for its interest in Golar Wilhelmsen as it considers it has joint significant influence by virtue of significant participating rights of the non-controlling interest, WSM.